Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		December 15, 2012
Closing Date:		January 30, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:		$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%		February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%		December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%		July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%		September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%		September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%		June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$266,313,540.41	0.5479702	$231,508,123.25	0.4763542	$34,805,417.16
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$923,543,540.41	0.6205651	$888,738,123.25	0.5971779	$34,805,417.16

Weighted Avg. Coupon (WAC)	3.88%		3.88%
Weighted Avg. Remaining Maturity (WARM)	45.94		45.05
Pool Receivables Balance	$974,328,950.26		$937,423,720.44
Remaining Number of Receivables	64,522		63,522

Adjusted Pool Balance	$962,024,521.26		$925,768,878.38

III. COLLECTIONS

Principal:
Principal Collections	$35,588,955.80
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$680,639.83
Total Principal Collections	$36,269,595.63

Interest:
Interest Collections	$3,122,176.54
Late Fees & Other Charges	$63,602.98
Interest on Repurchase Principal	$-
Total Interest Collections	$3,185,779.52

Collection Account Interest	$298.57
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$39,455,706.27

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections					$39,455,706.27
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$39,455,706.27
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$811,940.79	$-	$811,940.79	$811,940.79
Collection Account Interest					$298.57
Late Fees & Other Charges					$63,602.98
Total due to Servicer					$875,842.34

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$88,771.18		$88,771.18
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$387,704.51		$387,704.51	$387,704.51

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$38,116,323.17

7. Regular Principal Distribution Amount:					$34,805,417.16

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$34,805,417.16
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$34,805,417.16		$34,805,417.16
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$34,805,417.16		$34,805,417.16

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					3,310,906.01

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$12,304,429.00
Beginning Period Amount	$12,304,429.00
Current Period Amortization	$649,586.95
Ending Period Required Amount	$11,654,842.06
Ending Period Amount	$11,654,842.06
Next Distribution Date Amount	$11,025,639.46

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$38,480,980.85	$37,030,755.14	$37,030,755.14
Overcollateralization as a % of Original Adjusted Pool		2.51%	2.42%	2.42%
Overcollateralization as a % of Current Adjusted Pool		4.00%	4.00%	4.00%

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2014
Distribution Date	03/17/14
Transaction Month	14
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.06%	62,922	98.87%	$926,874,499.15
30 - 60 Days	0.76%	481	0.91%	$8,522,533.55
61 - 90 Days	0.15%	97	0.18%	$1,670,716.50
91 + Days	0.03%	22	0.04%	$355,971.24
		63,522		$937,423,720.44
Total
Delinquent Receivables 61 + days past due	0.19%	119	0.22%	$2,026,687.74
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.32%	204	0.37%	$3,652,472.47
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.31%	204	0.38%	$3,863,933.61
Three-Month Average Delinquency Ratio	0.27%		0.32%

Repossession in Current Period		51		$955,762.74
Repossession Inventory		96		$733,606.53

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,316,274.02
Recoveries				$(680,639.83)
Net Charge-offs for Current Period				$635,634.19

Beginning Pool Balance for Current Period				$974,328,950.26

Net Loss Ratio				0.78%
Net Loss Ratio for 1st Preceding Collection Period				0.51%
Net Loss Ratio for 2nd Preceding Collection Period				0.71%
Three-Month Average Net Loss Ratio for Current Period				0.67%

Cumulative Net Losses for All Periods				$7,203,395.75
Cumulative Net Losses as a % of Initial Pool Balance				0.46%

Principal Balance of Extensions				$3,330,793.76
Number of Extensions				174

The undersigned hereby certifies that the foregoing information is complete and that no Servicer Termination Event has occurred.

HYUNDAI CAPITAL AMERICA, AS SERVICER

By:
Name:	Sukjin Oh
Title:	Treasurer
Date:	March 10, 2014

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